Premises and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Premises and Equipment, Net	Premises and Equipment, Net and Leases
Premises and equipment, net, are summarized as follows:

	December 31,
	2020	2019
Land	$7,708,424	$7,708,424
Buildings and Improvements	25,601,331	25,336,734
Furniture and Equipment	13,821,901	12,748,562
Construction in Progress	1,007,552	1,751,176
Total Premises and Equipment	48,139,208	47,544,896
Less: Accumulated Depreciation	(21,563,951)	(20,325,013)
Total Premises and Equipment, Net	$26,575,257	$27,219,883

Construction in progress of $1.0 million at December 31, 2020 primarily included building and construction costs associated with our newest branch in Augusta, Georgia, scheduled for opening in 2021. At December 31, 2020 the estimated additional costs to complete and equip the branch were approximately $2.0 million. Depreciation expense on premises and equipment was $1.9 million, $1.6 million and $1.5 million for the years ended December 31, 2020, 2019 and 2018, respectively.

Effective January 1, 2019 the Company adopted ASC 842 “Leases.” Currently, the Company has operating leases on six of its branches that are accounted for under this standard. As a result of this standard, the Company recognized both a right-of-use (ROU) asset and lease liability of $3.1 million effective January 1, 2019. During the year ended December 31, 2020, the Company made cash payments in the amount of $446,000 for operating leases. The lease expense recognized during this period amounted to $458,000 and the lease liability was reduced by $353,000. At December 31, 2020, the Company had ROU assets of $2.4 million and a lease liability of $2.4 million recorded on its consolidated balance sheet. The remaining weighted average lease term is six years and the weighted average discount rate used is 3.2%.

At December 31, 2020, future undiscounted lease payments for operating leases with initial terms of one year or more were as follows:

Year ended December 31,
2021	426,040
2022	437,463
2023	449,271
2024	450,657
2025	400,611
Thereafter	468,439
Total undiscounted lease payments	2,632,481
Less: effect of discounting	252,212
Present value of estimated lease payments (lease liability)	$2,380,269

Total rental expense was $461,000, $460,000, and $454,000 for the years ended December 31, 2020, 2019 and 2018, respectively. Five lease agreements with monthly expenses of $7,350, $900, $7,900, $9,950, and $10,600 have multiple renewal options totaling 30, 10, 15, 45, and 20 years, respectively.